Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Contract liabilities
Schedule of contract liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Current liabilities – third parties	2,685	4,706
Current liabilities – related parties	363,285	316,667
Non-current liabilities – third parties	317	70
Non-current liabilities – related parties	472,749	282,080
Contract liabilities, current and non-current	839,036	603,523

Schedule of revenue expected to be recognized in the future related to remaining performance obligations

Year ending December 31,	Amount
2023	321,373
2024	148,155
2025	96,651
2026	36,835
2027	322
2028	187